Propery, Plant and Equipment, Net (Details) - Schedule of Propery Plant and Equipment Net - USD ($)		Mar. 31, 2023	Sep. 30, 2022
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross		$ 2,823,007	$ 5,384,983
Accumulated depreciation		(1,228,998)	(1,278,472)
Property, plant and equipment, net		1,594,009	4,106,511
Building [Member]
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross	[1]		2,676,037
Equipment for Rental Business [Member]
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross		1,518,756	1,457,548
Production Line for E-Bicycles [Member]
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross		485,795	469,002
Leasehold Improvements [Member]
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross		507,673	490,124
Furniture and Fixtures [Member]
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross		148,557	118,716
Vehicles [Member]
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross		161,882	109,492
Construction in Progress [Member]
Schedule of Property Plant and Equipment Net [Abstract]
Property, plant and equipment, gross		$ 344	$ 64,064

[1]	On February 13, 2023, Jiangsu EZGO entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (the “Buyer”) for the transfer of 100% of the equity interest of Tianjin Jiahao, a wholly-owned subsidiary of Jiangsu EZGO, to the Buyer for $6,454,831. On March 31, 2023, the building of Tianjin Jiahao was disposed at the carrying amount of $2,302,209 in the completion of transfer of all 100% of the equity interest of Tianjin Jiahao. The Company recognized loss of $2,561,856 from the disposal of Tianjin Jiahao.